Document and Entity Information	Dec. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001512762
Document Type	8-K
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	COHERUS BIOSCIENCES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36721
Entity Tax Identification Number	27-3615821
Entity Address, Address Line One	333 Twin Dolphin Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	649-3530
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CHRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false